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1933 Act/Rule 497(e)

February 16, 2021

VIA EDGAR

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Asset Trust

File Nos. 333-08045 and 811-07705

To The Commission Staff:

On behalf of Virtus Asset Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectuses for Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund, Virtus Ceredex Small-Cap Value Equity Fund, Virtus SGA International Growth Fund, Virtus Silvant Large-Cap Growth Stock Fund and Virtus Silvant Small-Cap Growth Stock Fund (the “Funds”), in the Trust filed under Rule 497(e) on February 1, 2021. The purpose of this filing is to submit the 497(e) filing dated February 1, 2021 in XBRL for the Funds.

Please contact Ralph Summa at (860) 503-1166 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Very truly yours,

/s/ Kevin Carr

Kevin Carr

Vice President and Senior Counsel

Virtus Mutual Funds

cc:	Ralph Summa

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